Inventories (Inventory Schedule) (Details) - USD ($) $ in Thousands	Aug. 27, 2016	Aug. 29, 2015
Inventory Disclosure [Abstract]
Finished goods	$ 19,129	$ 12,179
Work-in-process	76,350	66,602
Raw materials	60,740	65,928
Total	156,219	144,709
LIFO reserve	(33,697)	(32,544)
Total inventories	$ 122,522	$ 112,165